UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017				$ 2,892	$ 7,612,108	$ 630,784	$ 8,245,784
Balance (in shares) at Dec. 31, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	1,228,798	1,228,798
Balance at Sep. 30, 2018				2,892	7,612,108	1,859,582	9,474,582
Balance (in shares) at Sep. 30, 2018	2,400,000	480,000	12,000
Balance at Dec. 31, 2018				2,892	7,612,108	2,136,024	9,751,024
Balance (in shares) at Dec. 31, 2018	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	560,801	560,801
Issuance of common stock, net of issuance costs, pursuant to the ATM (Note 6)				618	2,319,558	0	2,320,176
Issuance of common stock, net of issuance costs, pursuant to the ATM (Note 6) (in shares)	618,112	0	0
Balance at Sep. 30, 2019				$ 3,510	$ 9,931,666	$ 2,696,825	$ 12,632,001
Balance (in shares) at Sep. 30, 2019	3,018,112	480,000	12,000